UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      	September 30, 2007
Check here if Amendment [ ]; 				Amendment Number:

This Amendment: 	[ ] is a restatement.
                	[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Sustainable Growth Advisers, LP
Address:     301 Tresser Blvd.
	     Suite 1310
	     Stamford, CT  06901


Form 13F File Number: 28-11076
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:        	Barbara C. Fletcher
Title:       	Director of Portfolio Administration
Phone:       	203-348-4742

Signature, Place, and Date of Signing:

Barbara C. Fletcher              Stamford, CT. 06901           	10/08/2007
------------------------------   --------------------         	--------
Signature                        City, State                   	Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT
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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

List of Other Included Managers:

Russell Funds:	13F file Number:	28-01190


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                                                    FORM 13F INFORMATION TABLE
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NAME	                        TITLE	     CUSIP	VALUE	  SHARES	 INVSTMT  OTHER	         VOTING	AUTHORITY
OF ISSUER	                OF CLASS     NUMBER	X($1,000)	         DSCRETN  MANAGERS SOLE	         NONE

American International Group	COMMON STOCK 026874107	  98,098 1,450,074	    X	            826,422	  623,652
Automatic Data Processing, Inc.	COMMON STOCK 053015103	 182,117 3,965,104	    X		  2,371,525	1,593,579
Coca Cola Company	        COMMON STOCK 191216100	 113,055 1,967,200	    X		  1,179,418	  787,782
Colgate Palmolive Co.	        COMMON STOCK 194162103	  73,529 1,030,973	    X		    611,059	  419,914
Costco Wholesale Corp.	        COMMON STOCK 22160K105	 102,470 1,669,710	    X		    982,950	  686,760
Ebay Inc.	                COMMON STOCK 278642103	  79,448 2,036,077	    X		  1,269,917	  766,160
Ecolab Inc.	                COMMON STOCK 278865100	  80,189 1,698,924	    X		  1,002,299	  696,625
Electronic Arts Inc.	        COMMON STOCK 285512109	 110,721 1,977,519	    X		  1,152,984	  824,535
FedEx Corp.	                COMMON STOCK 31428x106	 144,674 1,381,139	    X		    820,134	  561,005
General Electric Co.		COMMON STOCK 369604103	 180,893 4,369,398	    X		  2,588,359	1,781,039
Genzyme Corp.			COMMON STOCK 372917104	 180,958 2,920,568	    X		  1,721,033	1,199,535
Johnson & Johnson		COMMON STOCK 478160104	 145,263 2,211,005	    X		  1,302,640	  908,365
Lowes Co. Inc.			COMMON STOCK 548661107	 141,009 5,032,442	    X		  2,991,622	2,040,820
Medtronic Inc.			COMMON STOCK 585055106	 150,602 2,669,779	    X		  1,554,685	1,115,094
Microsoft Corp.			COMMON STOCK 594918104	 174,959 5,938,874	    X		  3,562,263	2,376,611
Pepsico Inc.			COMMON STOCK 713448108	 192,828 2,632,104	    X		  1,550,979	1,081,125
Procter & Gamble Co.		COMMON STOCK 742718109	 193,202 2,746,691	    X		  1,649,534	1,097,157
Qualcomm Inc.			COMMON STOCK 747525103	 116,528 2,757,404	    X		  1,635,334	1,122,070
SAP AG ADR			COMMON STOCK 803054204	 104,250 1,776,891	    X		  1,050,591	  726,300
Staples Inc.			COMMON STOCK 855030102	 179,518 8,353,574	    X		  4,965,259	3,388,315
Starbucks Corporation		COMMON STOCK 855244109	 102,511 3,912,626	    X		  2,363,806	1,548,820
State Street Corp.		COMMON STOCK 857477103	 150,835 2,212,958	    X		  1,316,117	  896,841
Stryker Corp.			COMMON STOCK 863667101	 106,779 1,552,917	    X		    907,317	  645,600
Sysco Corp. 			COMMON STOCK 871829107	 125,468 3,525,373	    X		  2,216,143	1,309,230
Teva Pharmaceuticals Ind. ADR	COMMON STOCK 881624209	 145,229 3,265,770	    X		  1,933,385	1,332,385
Walgreen Co.			COMMON STOCK 931422109	 108,491 2,296,584	    X		  1,364,504	  932,080
Whole Foods Market Inc.		COMMON STOCK 966837106	 112,488 2,297,559	    X		  1,356,664	  940,895

						       3,596,112


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